Earnings Per Share - Summary of Reconciliation from Basic to Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Price per ordinary shares (in GBP pence per share)	£ 0.25
Basic earnings/(loss) per share (ordinary shares of 25p each), Earnings	£ 3,026	£ (14,412)	£ 6,617
Diluted earnings/(loss) per share, Earnings	£ 3,026	£ (14,412)	£ 6,617
Basic earnings/(loss) per share (ordinary shares of 25p each), Weighted average number of shares (in shares)	2,214	2,229	2,256
Share options, Weighted average number of shares (in shares)	11	0	11
Diluted earnings/(loss) per share, Weighted average number of shares (in shares)	2,225	2,229	2,267
Basic earnings/(loss) per share (in GBP per share)	£ 1.367	£ (6.466)	£ 2.933
Share options (in GBP pence per share)	(0.007)	0	(0.014)
Diluted earnings/(loss) per share (in GBP per share)	£ 1.360	£ (6.466)	£ 2.919
Share options
Earnings per share [line items]
Number of shares that are antidilutive in period presented (in shares)		8